Goodwill - Value-In-Use assumptions (Details) $ in Thousands	12 Months Ended
Jun. 30, 2019 CAD ($)
Disclosure of information for cash-generating units [line items]
Cash flow projection period	2 years
Extended cash flow projection period	3 years
Total forecast period	5 years
Basis point increase to pre-tax discount rate	0.40%
Content Business
Disclosure of information for cash-generating units [line items]
Perpetual growth rate	2.00%
Pre-tax discount rate	13.80%
Recoverable amount of asset or cash-generating unit	$ 24,000
DHX Television
Disclosure of information for cash-generating units [line items]
Perpetual growth rate	0.00%
Pre-tax discount rate	15.50%